Supplemental Disclosure of Cash Flow Information	6 Months Ended
Jun. 30, 2020
Statement of cash flows [abstract]
Supplemental Disclosure of Cash Flow Information
15.	Supplemental disclosure of cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
	2020	2019	2020	2019
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(149)	133	(156)	(196)
Inventory	(8)	(191)	828	(496)
Prepaid expenses and other current assets	(279)	(267)	99	(123)
Payables and accrued liabilities	41	502	(451)	247
Current portion of deferred revenues	11	—	(395)	—
Employee future benefits (note 12)	(110)	(108)	(215)	(217)
	(494)	69	(290)	(785)